Core Fundamental Holdings Portfolio | Prospectus Class 1 Shares
CORE FUNDAMENTAL HOLDINGS PORTFOLIO
Investment Objective
To seek long-term growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Shareholder fees (%) (fees paid directly from your investment
Shareholder Fees (USD $)	Core Fundamental Holdings Portfolio Prospectus Class 1 Shares Class 1
Shareholder fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Management fee	Distribution and service (12b-1) fees	Other Expenses	Acquired Fund fees and expenses		Total annual fund operating expenses	Contractual expense reimbursement		Total annual fund operating expenses after expense reimbursements
Core Fundamental Holdings Portfolio Prospectus Class 1 Shares Class 1	0.04%	0.05%	0.36%	0.43%	[1]	0.88%	(0.30%)	[2]	0.58%
[1]	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
[2]	The adviser has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund in an amount equal to the amount by which the "Expenses" of the fund exceed 0.06% of the average annual net assets (on an annualized basis) of the fund. "Expenses" means all the expenses of the fund, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees, short dividend expense, advisory fees, distribution and service (Rule 12b-1) fees, transfer agency and service fees, blue sky fees and printing and postage. The current expense limitation agreement expires on December 31, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Year 1	Year 3	Year 5	Year 10
Core Fundamental Holdings Portfolio Prospectus Class 1 Shares Class 1	59	251	458	1,057

Portfolio Turnover
The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 49% of the average value of its portfolio.
Principal Investment Strategies
The fund invests in other funds and other investment companies (collectively, the underlying funds) as well as other types of investments as described below. Under normal market conditions, the fund will generally invest between 55% and 65% of its assets in equity securities, which include securities held by the underlying funds, and between 35% and 45% of its assets in fixed income securities, which include securities held by the underlying funds.

The fund operates as a fund of funds and may invest in index funds and funds in the American Funds group of funds (the “American Funds”). When purchasing shares of the American Funds, the fund only purchases Class R5 shares (which are not subject to Rule 12b-1 fees).

The fund is authorized to invest without limitation in other underlying funds and in other types of investments as described below. The fund may purchase any underlying funds except other funds of funds.

The underlying funds as a group hold a wide range of equity-type securities in their portfolios. These include small-, mid- and large capitalization stocks, domestic and foreign securities (including emerging market securities). Each of the funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below-investment-grade debt securities with maturities that range from short to longer term. The fixed-income funds collectively hold various types of debt instruments such as corporate bonds, government issued, domestic and international securities. Index funds typically seek to approximate the aggregate total return of a market index and an investment in an index fund involves risks similar to the risks of investing directly in the securities in the index.

The fund may also invest in exchange-traded funds (“ETFs”) and may make direct investments in other types of investments, see “Other Permitted Investments.”
Principal Risks of Investing in the Fund of Funds
The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fund of funds risk  The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:
Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.
Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.
Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based securities market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance does not indicate future results.
Calendar year total returns for Class 1:

Year-to-date: 9.43% (Quarter ended 09/30/2012) Best Quarter: 12.95% (Quarter ended 6/30/2009) Worst Quarter: −14.51% (Quarter ended 12/31/2008)
Average Annual Total Returns for period ended 12/31/2011
Average Annual Total Returns Core Fundamental Holdings Portfolio Prospectus Class 1 Shares	One Year	Since Inception	Date of Inception
Class 1 before tax	1.65%	2.01%	Jul. 01, 2008
Class 1 after tax on distributions	0.46%	0.55%	Jul. 01, 2008
Class 1 after tax on distributions, with sale	1.17%	0.87%	Jul. 01, 2008
S&P 500 Index	2.11%	1.75%	Jun. 30, 2008
Barclays Capital U.S. Aggregate Bond Index	7.84%	6.98%	Jun. 30, 2008
60% S&P 500/40% Barclays Capital U.S. Aggregate Bond Index	4.69%	4.38%	Jul. 01, 2008